Treasury Shares - Summary of Changes in Treasury Shares (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Changes in treasury shares [Line Items]
Payment to acquire treasury shares	₩ 15,788	₩ 285,487
Number of Treasury shares Retired	4,043,091	0
Bonus payment to employees [Member]
Disclosure of Changes in treasury shares [Line Items]
Distribution of treasury shares	503,612	441,087
Proceeds from sale or issue of treasury shares	₩ 24,807	₩ 20,208
Gain loss on disposal treasury share	₩ 181	₩ 212
Kako Co Ltd [Member]
Disclosure of Changes in treasury shares [Line Items]
Number of share acquired	317,000	5,773,410
Payment to acquire treasury shares	₩ 285,487	₩ 15,788